Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements R$ in Thousands	12 Months Ended
Jun. 30, 2023 BRL (R$)
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Lease liabilities	R$ 317,333
Fazenda Avarandado (Parceria II) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 3,843
Fazenda ETH (Parceria III) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Alto Taquari - MT
Lease liabilities	R$ 20,543
Fazenda Agro-Serra (Parceria IV) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	São Raimundo de Mangabeira - MA
Lease liabilities	R$ 108,566
Fazenda Xingu (Parceria V) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Região do Xingu - MT
Lease liabilities	R$ 61,420
Fazenda Regalito (Parceria V) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Região do Xingu - MT
Lease liabilities	R$ 58,001
Fazenda Serra Grande II (Parceria VII) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 24,399
Fazenda Unagro (Parceria VlII) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Santa Cruz - Bolívia
Lease liabilities	R$ 9,120
Fazenda São Domingos (Parceria IX) [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Comodoro - MT
Lease liabilities	R$ 25,374
Vehicle lease [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 2,828
Services with Identified assets [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 1,816
Land - Other [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	N.A.
Lease liabilities	R$ 757
Lease of vehicles and office in paraguay [Member]
Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements [Line Items]
Location	Asunción - Paraguay
Lease liabilities	R$ 666